Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Cost
Foreign exchange movement	$ (5,092)	$ (2,769)
Intangible assets gross	113,381	80,909
Accumulated amortization	(49,587)	(32,120)
Foreign exchange movement	2,333	930
Net book value	66,127	49,719
Customer Relationships
Cost
Intangible assets gross	90,541	36,130
Technology Assets
Cost
Intangible assets gross	11,169	11,169
Order Backlog
Cost
Intangible assets gross	13,592	3,171
Trade Names
Cost
Intangible assets gross	1,357	1,357
Volunteer List Acquired
Cost
Intangible assets gross	1,325	1,325
Non-compete Agreements
Cost
Intangible assets gross	$ 489	489
Aptiv Intangible Asset
Cost
Intangible assets gross		$ 30,037